Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000175862 | U.S. Treasury Bonds, , 05/15/2044, 4.625
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175862 | U.S. Treasury Notes, , 04/30/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175862 | U.S. Treasury Bonds, , 05/15/2054, 4.625
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175862 | U.S. Treasury Notes, , 05/15/2027, 4.5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175862 | U.S. Treasury Notes, , 05/31/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175862 | International Bank for Reconstruction & Development, , 01/15/2025, 1.625
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175862 | U.S. Treasury Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175862 | Kreditanstalt fuer Wiederaufbau, , 01/22/2026, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175862 | International Bank for Reconstruction & Development, , 04/22/2025, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | Kreditanstalt fuer Wiederaufbau, , 07/15/2033, 4.125
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000175862 | NR
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000175862 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175862 | AA+
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175862 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175862 | AA-
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175862 | A+
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175862 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175862 | A-
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175862 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175862 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175862 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175862 | BB+
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175862 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175862 | BB-
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175862 | B+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175862 | Other assets and liabilities(net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175862 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175862 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175862 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175862 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175862 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175862 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000175862 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000175862 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000175862 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000175862 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175862 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175862 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175862 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175863 | U.S. Treasury Bonds, , 05/15/2044, 4.625
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175863 | U.S. Treasury Notes, , 04/30/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175863 | U.S. Treasury Bonds, , 05/15/2054, 4.625
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175863 | U.S. Treasury Notes, , 05/15/2027, 4.5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175863 | U.S. Treasury Notes, , 05/31/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175863 | International Bank for Reconstruction & Development, , 01/15/2025, 1.625
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175863 | U.S. Treasury Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175863 | Kreditanstalt fuer Wiederaufbau, , 01/22/2026, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175863 | International Bank for Reconstruction & Development, , 04/22/2025, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | Kreditanstalt fuer Wiederaufbau, , 07/15/2033, 4.125
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000175863 | NR
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000175863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175863 | AA+
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175863 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175863 | AA-
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175863 | A+
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175863 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175863 | A-
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175863 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175863 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175863 | BB+
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175863 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175863 | BB-
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175863 | B+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175863 | Other assets and liabilities(net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175863 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175863 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175863 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175863 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175863 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175863 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000175863 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000175863 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000175863 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000175863 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175863 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175863 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175863 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128849 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128849 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128849 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128849 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128849 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128849 | Republic Services, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128849 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128849 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128849 | TE Connectivity Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128849 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128849 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128849 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128849 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000128849 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128849 | Water
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000128849 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128849 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000128849 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128849 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128849 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128849 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128849 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128849 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000128849 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128849 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000128849 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000061358 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061358 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061358 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061358 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061358 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061358 | Republic Services, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061358 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061358 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061358 | TE Connectivity Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061358 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061358 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061358 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061358 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000061358 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000061358 | Water
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000061358 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000061358 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000061358 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061358 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061358 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061358 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000061358 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061358 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000061358 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061358 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000061358 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000061357 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061357 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061357 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061357 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061357 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061357 | Republic Services, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061357 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061357 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061357 | TE Connectivity Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061357 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061357 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061357 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061357 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000061357 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000061357 | Water
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000061357 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000061357 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000061357 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061357 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061357 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061357 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061357 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061357 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000061357 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061357 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000061357 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061357 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000061357 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000201507 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201507 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201507 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201507 | Alcon, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201507 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201507 | Thermo Fisher Scientific, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201507 | Marsh & McLennan Cos., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Cintas Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000201507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000201507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000201507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000201507 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201507 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201507 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201507 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201507 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201507 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000201507 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201507 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201507 | India
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201507 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201507 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000201507 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000201508 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201508 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201508 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201508 | Alcon, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201508 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201508 | Thermo Fisher Scientific, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201508 | Marsh & McLennan Cos., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Cintas Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000201508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000201508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000201508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000201508 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201508 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000201508 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201508 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201508 | India
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201508 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201508 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000201508 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000246502 | Alcon, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246502 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246502 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246502 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246502 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246502 | MercadoLibre, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246502 | IQVIA Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Legal & General Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246502 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000246502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000246502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000246502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000246502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000246502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000246502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246502 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246502 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246502 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246502 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000246502 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246502 | India
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246502 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246502 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246502 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000246502 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000246501 | Alcon, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246501 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246501 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246501 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246501 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246501 | MercadoLibre, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246501 | IQVIA Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Legal & General Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246501 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246501 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000246501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000246501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000246501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000246501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000246501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000246501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246501 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246501 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246501 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246501 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000246501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246501 | India
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246501 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246501 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000246501 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000175864 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175864 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175864 | Elisa OYJ, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175864 | National Grid plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175864 | Tele2 AB, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Severn Trent plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Canadian Pacific Kansas City Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | Koninklijke KPN NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | Northland Power, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175864 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175864 | Others country
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175864 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000175864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000175864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000175864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175864 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175864 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000175864 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175864 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000175864 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175864 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175864 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175864 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000175864 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000175865 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175865 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175865 | Elisa OYJ, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175865 | National Grid plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175865 | Tele2 AB, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Severn Trent plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Canadian Pacific Kansas City Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | Koninklijke KPN NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | Northland Power, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175865 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175865 | Others country
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000175865 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000175865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000175865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175865 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000175865 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175865 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000175865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175865 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175865 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175865 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000175865 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000128847 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128847 | Darling Ingredients, Inc., , 06/15/2030, 6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Interface, Inc., , 12/01/2028, 5.5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Bank of America Corp., , 01/28/2025, 4.3001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Medline Borrower LP, Refinancing CME Term Loan, 10/23/2028, 8.09393
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Graphic Packaging International LLC, , 02/01/2030, 3.75
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Iron Mountain, Inc., , 09/15/2029, 4.875
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | NR
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000128847 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128847 | Others sectors
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000128847 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128847 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128847 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128847 | BB+
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000128847 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000128847 | BB-
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000128847 | B+
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000128847 | B
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000128847 | B-
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128847 | CCC+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128847 | CCC-
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128847 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128847 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128847 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128847 | Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000128847 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128847 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000128847 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128847 | Media
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000128847 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000128847 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000128847 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128847 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128847 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128847 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000128847 | Loans
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043227 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043227 | Darling Ingredients, Inc., , 06/15/2030, 6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Interface, Inc., , 12/01/2028, 5.5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Bank of America Corp., , 01/28/2025, 4.3001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Medline Borrower LP, Refinancing CME Term Loan, 10/23/2028, 8.09393
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Graphic Packaging International LLC, , 02/01/2030, 3.75
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Iron Mountain, Inc., , 09/15/2029, 4.875
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | NR
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043227 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043227 | Others sectors
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000043227 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043227 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043227 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043227 | BB+
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000043227 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000043227 | BB-
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000043227 | B+
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000043227 | B
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043227 | B-
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043227 | CCC+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043227 | CCC-
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043227 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043227 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043227 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043227 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043227 | Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043227 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043227 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000043227 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043227 | Media
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000043227 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000043227 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043227 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043227 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043227 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043227 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043227 | Loans
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043226 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043226 | Darling Ingredients, Inc., , 06/15/2030, 6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Interface, Inc., , 12/01/2028, 5.5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Bank of America Corp., , 01/28/2025, 4.3001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Medline Borrower LP, Refinancing CME Term Loan, 10/23/2028, 8.09393
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Graphic Packaging International LLC, , 02/01/2030, 3.75
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Iron Mountain, Inc., , 09/15/2029, 4.875
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | NR
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043226 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043226 | Others sectors
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000043226 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043226 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043226 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043226 | BB+
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000043226 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000043226 | BB-
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000043226 | B+
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000043226 | B
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043226 | B-
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043226 | CCC+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043226 | CCC-
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043226 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043226 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043226 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043226 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043226 | Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043226 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043226 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000043226 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043226 | Media
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000043226 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000043226 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043226 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043226 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043226 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043226 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043226 | Loans
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137561 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137561 | Novo Nordisk A/S, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137561 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137561 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137561 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137561 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137561 | CSL Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | BNP Paribas SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137561 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137561 | Others country
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137561 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000137561 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000137561 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000137561 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137561 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000137561 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137561 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000137561 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000137561 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137561 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137561 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137561 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000137561 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000137561 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000137561 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137561 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137561 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000137561 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137561 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137561 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137561 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137561 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137561 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000137562 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137562 | Novo Nordisk A/S, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137562 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137562 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137562 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137562 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137562 | CSL Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | BNP Paribas SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137562 | Other assets and liabilities(net)country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137562 | Others country
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137562 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000137562 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000137562 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000137562 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137562 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000137562 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137562 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000137562 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000137562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137562 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000137562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000137562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000137562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137562 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137562 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000137562 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137562 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137562 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137562 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137562 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137562 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000175860 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175860 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175860 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175860 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175860 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175860 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175860 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175860 | Procter & Gamble Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175860 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175860 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000175860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000175860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000175860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175860 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175860 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000175860 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175860 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175860 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175860 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175860 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175860 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175860 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175860 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175860 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000175860 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000175860 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175860 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000175860 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175861 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175861 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175861 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175861 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175861 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175861 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175861 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175861 | Procter & Gamble Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175861 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175861 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000175861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000175861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000175861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175861 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000175861 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175861 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175861 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175861 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175861 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175861 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175861 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175861 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175861 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000175861 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000175861 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175861 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000175861 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128850 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128850 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128850 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128850 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128850 | Voya Financial, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128850 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128850 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128850 | Stericycle, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128850 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128850 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000128850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000128850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000128850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000128850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000128850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000128850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000128850 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000128850 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128850 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128850 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128850 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128850 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128850 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128850 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128850 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128850 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128850 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128850 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000128850 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061361 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061361 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061361 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061361 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061361 | Voya Financial, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061361 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061361 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061361 | Stericycle, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061361 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061361 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000061361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000061361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000061361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000061361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000061361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000061361 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000061361 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061361 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061361 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061361 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061361 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061361 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061361 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061361 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061361 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061361 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061361 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000061361 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061360 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061360 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061360 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061360 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061360 | Voya Financial, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061360 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061360 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061360 | Stericycle, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061360 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061360 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000061360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000061360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000061360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000061360 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000061360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000061360 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000061360 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061360 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061360 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061360 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061360 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061360 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061360 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061360 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061360 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061360 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061360 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000061360 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043251 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000043251 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000043251 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043251 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043251 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043251 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043251 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043251 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000043251 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043251 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043251 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043250 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000043250 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000043250 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043250 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043250 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043250 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043250 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043250 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000043250 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043250 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043250 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000128848 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128848 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128848 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128848 | Verizon Communications, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128848 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128848 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128848 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000128848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000128848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000128848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128848 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000128848 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128848 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128848 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128848 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000128848 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128848 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128848 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000128848 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128848 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128848 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128848 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128848 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000043242 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043242 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043242 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043242 | Verizon Communications, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043242 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043242 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043242 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043242 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000043242 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000043242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043242 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000043242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043242 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000043242 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043242 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043242 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000043242 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043242 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043242 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043242 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043242 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043242 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043242 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043242 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000043241 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043241 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043241 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043241 | Verizon Communications, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043241 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043241 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043241 | Other assets and liabilities (net) industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043241 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000043241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000043241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043241 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000043241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043241 | Others industry
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000043241 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043241 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043241 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043241 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000043241 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043241 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043241 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043241 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043241 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043241 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043241 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043241 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%